FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:            September 30, 2007

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Clearbridge Advisors, LLC
Address:          620 8th Avenue
                  New York, NY 10018

13F File Number: 28-11611

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:           Terrence Murphy
Title:          Chief Administrative Officer
Phone:          212-805-2112
Signature                     Place                       Date of Signing



_____________________________________________________________________________
/s/Terrence Murphy          New York, New York            November 14, 2007

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[  X  ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                  FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A